Schedule of Investments
(unaudited)
September 30, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 61.6%
iShares Core MSCI Emerging Markets ETF
(b)
. 163,800 $ 9,403,758
iShares Core S&P 500 ETF ............. 163,570 94,350,447
iShares MSCI EAFE Growth ETF ......... 297,526 32,028,674
iShares MSCI EAFE Value ETF
(b)
......... 537,994 30,950,795
iShares MSCI Emerging Markets ex China ETF 270,945 16,557,449
iShares MSCI USA Momentum Factor ETF
(b)
. 71,198 14,436,106
iShares MSCI USA Quality Factor ETF
(b)
.... 359,224 64,408,863
iShares S&P 500 Growth ETF
(b)
.......... 502,897 48,152,388
iShares S&P 500 Value ETF
(b)
........... 132,726 26,169,585
iShares U.S. Infrastructure ETF
(b)
......... 127,907 6,007,792
iShares U.S. Technology ETF
(b)
.......... 101,716 15,422,180
357,888,037
Fixed-Income Funds — 38.1%
iShares 20+ Year Treasury Bond ETF
(b)
..... 150,429 14,757,085
iShares Core Total USD Bond Market ETF
(b)
.. 3,545,535 167,065,609
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(b)
...................... 68,407 6,401,527
iShares MBS ETF ................... 352,271 33,751,085
221,975,306
Total Long-Term Investments — 99 .7%
(Cost: $ 527,764,543 ) .............................. 579,863,343
Security Shares Value
Short-Term Securities
Money Market Funds — 31 .7%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(d)
................... 182,059,549 $ 182,205,197
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% ..................... 1,745,477 1,745,477
Total Short-Term Securities — 31 .7%
(Cost: $ 183,954,145 ) .............................. 183,950,674
Total Investments — 131 .4%
(Cost: $ 711,718,688 ) .............................. 763,814,017
Liabilities in Excess of Other Assets — (31.4) % ............ (182,319,435)
Net Assets — 100.0% ............................... $ 581,494,582
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 182,179,394
(a)
$ — $ 29,274 $ (3,471) $ 182,205,197 182,059,549 $ 262,381
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,724,850 20,627
(a)
— — — 1,745,477 1,745,477 51,602 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 101,778,973 — (101,760,775)
(a)
(18,198) — — — — —
iShares 20+ Year Treasury
Bond ETF ............ 16,879,211 1,814,032 (3,842,872) (150,827) 57,541 14,757,085 150,429 401,709 —
iShares Core MSCI Emerging
Markets ETF .......... 9,754,454 8,485,687 (9,828,218) 494,966 496,869 9,403,758 163,800 120,486 —
iShares Core S&P 500 ETF .. 157,146,957 24,678,580 (112,182,771) 28,805,157 (4,097,476) 94,350,447 163,570 1,013,348 —
iShares Core Total USD Bond
Market ETF .......... 91,295,030 73,801,714 (2,025,061) 40,109 3,953,817 167,065,609 3,545,535 3,432,748 —
iShares Global Energy ETF
(c)
. 4,083,397 588,639 (5,001,464) 39,718 289,710 — — — —
iShares High Yield Systematic
Bond ETF
(c)
.......... — 7,220,146 (7,128,248) (91,898) — — — 73,699 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 13,743,197 12,367 (13,597,725) 570,942 (728,781) — — — —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 5,110,085 2,856,983 (1,887,847) 57,739 264,567 6,401,527 68,407 212,167 —
iShares MBS ETF ........ 28,021,258 5,530,142 (490,896) 21,085 669,496 33,751,085 352,271 777,170 —
iShares MSCI EAFE Growth
ETF ................ 17,406,850 19,324,987 (6,955,526) 1,223,393 1,028,970 32,028,674 297,526 303,303 —
iShares MSCI EAFE Value ETF 28,464,522 14,941,805 (15,164,715) 820,874 1,888,309 30,950,795 537,994 445,365 —
iShares MSCI Emerging
Markets ex China ETF ... 4,804,102 10,914,749 (141,152) 17,916 961,834 16,557,449 270,945 85,565 —
iShares MSCI USA Momentum
Factor ETF ........... — 13,370,197 (154,455) (2,474) 1,222,838 14,436,106 71,198 55,318 —
iShares MSCI USA Quality
Factor ETF ........... 33,097,672 43,937,905 (20,390,125) 4,435,631 3,327,780 64,408,863 359,224 437,020 —
iShares S&P 100 ETF
(c)
.... 9,383,497 8,495 (9,733,275) 1,250,070 (908,787) — — — —
iShares S&P 500 Growth ETF 9,305,491 45,283,707 (11,805,942) 1,008,753 4,360,379 48,152,388 502,897 134,208 —
iShares S&P 500 Value ETF . — 23,676,827 (391,956) 23,704 2,861,010 26,169,585 132,726 360,060 —
iShares Treasury Floating Rate
Bond ETF
(c)
.......... 22,183,786 265,860 (22,510,305) (2,398) 63,057 — — 114,208 —
iShares U.S. Infrastructure ETF 4,717,389 549,573 (80,055) 8,208 812,677 6,007,792 127,907 71,419 —
iShares U.S. Technology ETF 13,829,997 1,437,348 (2,954,237) 1,380,248 1,728,824 15,422,180 101,716 28,917 —
$ 39,961,992 $ 18,249,163 $ 763,814,017 $ 8,380,693 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 579,863,343 $ — $ — $ 579,863,343
Short-Term Securities
Money Market Funds ...................................... 183,950,674 — — 183,950,674
$ 763,814,017 $ — $ — $ 763,814,017
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International